SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - IMPAIRMENT OF LONG-LIVED ASSETS & INVESTMENT (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 01, 2018 USD ($)
Impairment of long-lived assets
Impairment of long-lived assets	¥ 114,000	$ 18,000	¥ 13,448,000	¥ 0
Investments
Impairment of available-for-sale investment	0		0	¥ 0
Impairment of cost method investment	0		0		¥ 0
Accumulated deficit	¥ (2,239,219,000)		¥ (2,224,747,000)			$ (351,382,000)
ASC 321
Investments
Accumulated deficit | $							$ 0